Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
February 29, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Australia – 1.9%
156,912	Transurban Group (AUD) (b)	$1,380,982
	Canada – 21.7%
112,315	Enbridge, Inc. (CAD) (b)	3,860,660
199,939	Gibson Energy, Inc. (CAD) (b)	3,307,395
110,886	Hydro One Ltd. (CAD) (b) (c) (d)	3,304,969
46,450	Pembina Pipeline Corp. (CAD) (b)	1,616,500
94,560	TC Energy Corp. (CAD) (b)	3,740,177
		15,829,701
	Greece – 0.6%
46,747	Athens International Airport S.A. (EUR) (b)	439,560
	Hong Kong – 5.9%
519,000	CLP Holdings, Ltd. (HKD) (b)	4,325,276
	Italy – 12.8%
220,601	Enav S.p.A. (EUR) (b) (c) (d)	772,976
352,111	Enel S.p.A. (EUR) (b)	2,238,844
809,284	Snam S.p.A. (EUR) (b)	3,779,467
324,186	Terna-Rete Elettrica Nazionale S.p.A. (EUR) (b)	2,538,154
		9,329,441
	Japan – 2.1%
37,000	West Japan Railway Co. (JPY) (b)	1,537,800
	United Kingdom – 28.8%
472,954	National Grid PLC (GBP) (b)	6,193,977
508,656	Pennon Group PLC (GBP) (b)	4,247,336
136,302	Severn Trent PLC (GBP) (b)	4,301,350
96,727	SSE PLC (GBP) (b)	1,984,711
328,214	United Utilities Group PLC (GBP) (b)	4,246,622
		20,973,996
	United States – 25.4%
52,061	Crown Castle, Inc. (b)	5,723,586
68,043	Eversource Energy (b)	3,994,124
62,328	Exelon Corp. (b)	2,233,836
145,974	Kinder Morgan, Inc. (b)	2,538,488
56,569	Sempra (b)	3,993,771
		18,483,805
	Total Common Stocks	72,300,561
	(Cost $75,855,189)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 2.0%
	United States – 2.0%
52,821	Enterprise Products Partners, L.P. (b)	1,449,936
	(Cost $801,357)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 36.9%
	Canada – 0.3%
$246,250	Air Canada, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.75% Floor	8.94%	08/11/28	246,935

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Cayman Islands – 1.1%
$425,000	AAdvantage Loyalty IP Ltd., Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.75% Floor	10.33%	04/20/28	$433,810
375,000	SkyMiles IP Ltd., Initial Term Loan, 3 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.07%	10/20/27	386,164
				819,974
	Ireland – 1.2%
564,887	Castlelake Aviation One DAC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	7.82%	10/22/26	565,339
300,000	Setanta Aircraft Leasing DAC, Term Loan, 3 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	7.61%	11/05/28	300,689
				866,028
	Luxembourg – 2.7%
1,962,019	Connect Finco SARL, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 1.00% Floor	8.83%	12/11/26	1,962,019
	United States – 31.6%
451,627	Calpine Construction Finance Co., L.P. Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	07/19/30	450,534
429,330	Calpine Corp, Term Loan B5, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/16/27	429,222
666,571	Calpine Corp, Term Loan B9, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	01/31/31	662,708
1,833,181	Charter Communications Operating LLC, Term Loan B2, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.08%	02/01/27	1,829,029
197,938	CSC Holdings LLC, Term Loan B5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.93%	04/15/27	185,893
784,630	CSC Holdings LLC, Term Loan B6, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.82%	01/18/28	765,014
639,938	Cumulus Media New Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 1.00% Floor	9.19%	03/31/26	467,954
984,414	Directv Financing LLC, Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.75% Floor	10.83%	08/02/27	985,079
1,434,437	Frontier Communications Holdings LLC, Term Loan B-Exit, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.19%	10/08/27	1,431,110
489,188	Generation Bridge Northeast LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	9.58%	08/07/29	491,331
325,000	GIP Pilot Acquisition Partners, L.P. Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.33%	10/04/30	325,543
1,468,316	Hamilton Projects Acquiror LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.50%, 0.75% Floor	9.94%	06/17/27	1,471,928
850,000	Iron Mountain, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	7.58%	01/31/31	846,286
327,359	Lackawanna Energy Center LLC, Term Loan B2, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	10.33%	08/04/29	327,155
70,996	Lackawanna Energy Center LLC, Term Loan C, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	10.33%	08/04/29	70,951
250,000	LifePoint Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	11.09%	11/16/28	250,488
875,000	Mileage Plus Holdings LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 5.25%, 1.00% Floor	10.77%	06/21/27	902,444
250,000	NGL Energy Operating LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.83%	02/03/31	251,173
744,260	Northwest Fiber LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.19%	04/30/27	744,621
980,000	Olympus Water US Holding Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	9.36%	11/09/28	980,216

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (e)	Stated Maturity (f)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$1,867,100	Parkway Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.75% Floor	10.32%	02/18/29	$1,857,998
247,402	Parkway Generation LLC, Term Loan C, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.75% Floor	10.32%	02/18/29	246,195
400,000	PG&E Corp, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	7.83%	06/23/27	400,876
1,342,255	Standard Industries Inc./NJ, Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.50% Floor	7.69%	09/22/28	1,343,375
1,357,500	Terraform Power Operating, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	7.95%	05/21/29	1,350,502
2,466,203	Viasat, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.50% Floor	9.83%	03/04/29	2,428,063
1,491,575	Vistra Operations Co., LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.33%	12/20/30	1,486,757
				22,982,445
	Total Senior Floating-Rate Loan Interests			26,877,401
	(Cost $26,810,004)

Total Investments – 138.1%	100,627,898
(Cost $103,466,550)
Outstanding Loan – (37.8)%	(27,550,000)
Net Other Assets and Liabilities – (0.3)%	(222,052)
Net Assets – 100.0%	$72,855,846

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	All or a portion of this security serves as collateral for the outstanding loan. At February 29, 2024, the segregated value of these securities amounts to $73,750,497.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)
This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the
Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)

Currency Exposure Diversification	% of Total Investments
USD	46.5%
GBP	20.9
CAD	15.7
EUR	9.7
HKD	4.3
JPY	1.5
AUD	1.4
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows:
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$72,300,561	$72,300,561	$—	$—
Master Limited Partnerships*	1,449,936	1,449,936	—	—
Senior Floating-Rate Loan Interests*	26,877,401	—	26,877,401	—
Total Investments	$100,627,898	$73,750,497	$26,877,401	$—

*	See Portfolio of Investments for country breakout.